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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer              (916) 561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Sacramento, CA           July 13, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:            91
                                         ------------

Form 13F Information Table Value Total: $      90,739
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                  June 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Hldg NV ADR           COM              000937102     2297 121338.226SH      SOLE                                 121338.226
AOL Time Warner Inc            COM              00184A105     3039 57339.768SH       SOLE                                  57339.768
Alcoa Inc                      COM              013817101     3177 79430.630SH       SOLE                                  79430.630
American Exp Corp              COM              025816109     2240 57726.976SH       SOLE                                  57726.976
American Home Products         COM              026609107      200 3412.000 SH       SOLE                                   3412.000
American Power Conversion      COM              029066107      325 20623.000SH       SOLE                                  20623.000
Anheuser Busch                 COM              035229103      212 5155.000 SH       SOLE                                   5155.000
Apollo Group Inc Cl A          COM              037604105      412 9712.003 SH       SOLE                                   9712.003
Apple Computer Inc             COM              037833100      383 16455.000SH       SOLE                                  16455.000
Applera Corp Applied Biosystem COM              038020103     1532 57262.575SH       SOLE                                  57262.575
Astrazeneca                    COM              046353108      222 4745.000 SH       SOLE                                   4745.000
BJs Wholesale Club Inc         COM              05548J106      230 4315.000 SH       SOLE                                   4315.000
Banc One                       COM              059438101      228 6364.000 SH       SOLE                                   6364.000
Bank of America Corp           COM              060505104      298 4960.000 SH       SOLE                                   4960.000
Bank of New York Inc           COM              064057102     2228 46422.362SH       SOLE                                  46422.362
Biogen Inc                     COM              090597105      256 4718.000 SH       SOLE                                   4718.000
Bristol Myers Squibb           COM              110122108     2238 42800.267SH       SOLE                                  42800.267
British Awys Plc ADR           COM              110419306      200 4092.000 SH       SOLE                                   4092.000
Capital One Finl Corp          COM              14040H105      376 6253.000 SH       SOLE                                   6253.000
Caterpillar Inc                COM              149123101      239 4785.000 SH       SOLE                                   4785.000
Citigroup                      COM              172967101     3046 57647.263SH       SOLE                                  57647.263
City Natl Corp                 COM              178566105      391 8822.000 SH       SOLE                                   8822.000
Computer Assoc Intl Inc        COM              204912109     1867 51854.369SH       SOLE                                  51854.369
Conoco Inc Cl A                COM              208251306      224 7935.000 SH       SOLE                                   7935.000
Cooper Industries Inc          COM              216669101      225 5685.000 SH       SOLE                                   5685.000
Corning Inc                    COM              219350105     1608 96211.863SH       SOLE                                  96211.863
Costco Co Inc                  COM              22160Q102     2963 72134.000SH       SOLE                                  72134.000
Dana Corp                      COM              235811106      277 11875.000SH       SOLE                                  11875.000
Dave & Busters, Inc.           COM              23833n104      182 21690.000SH       SOLE                                  21690.000
Dell Computer Corp             COM              247025109     2244 85807.000SH       SOLE                                  85807.000
Diageo Plc Spons Adr New       COM              25243Q205      240 5461.000 SH       SOLE                                   5461.000
Drexler Technology             COM              261876106      224 18665.000SH       SOLE                                  18665.000
Duke Energy Corp               COM              264399106      208 5330.000 SH       SOLE                                   5330.000
Eastman Kodak                  COM              277461109      221 4740.000 SH       SOLE                                   4740.000
Ericsson L M Tel Co ADR Cl B   COM              294821400      136 25045.000SH       SOLE                                  25045.000
Estee Lauder                   COM              518439104     2753 63874.417SH       SOLE                                  63874.417
Exxon Mobil Corp               COM              30231G102     2622 30012.745SH       SOLE                                  30012.745
Fleet Boston Finl Corp         COM              339030108      247 6269.000 SH       SOLE                                   6269.000
Flextronics Intl LTD Ord       COM              Y2573F102      247 9452.000 SH       SOLE                                   9452.000
Gehl Co                        COM              368483103      293 16282.000SH       SOLE                                  16282.000
General Electric Co            COM              369604103      559 11412.000SH       SOLE                                  11412.000
General Motors Corp            COM              370442105      210 3260.000 SH       SOLE                                   3260.000
H J Heinz Co                   COM              423074103      221 5407.000 SH       SOLE                                   5407.000
HSBC Hldgs Plc Spons ADR       COM              404280406     2008 33525.000SH       SOLE                                  33525.000
Ims Health                     COM              449934108      442 15508.000SH       SOLE                                  15508.000
Intel Corp                     COM              458140100     2409 82366.003SH       SOLE                                  82366.003
JP Morgan Chase & Co           COM              46625H100      226 5068.132 SH       SOLE                                   5068.132
Koninklijke Ahold NV           COM              500467303     2719 86459.175SH       SOLE                                  86459.175
Martin Marietta Materials      COM              573284106      342 6917.000 SH       SOLE                                   6917.000
Maytag Corp                    COM              578592107      244 8335.000 SH       SOLE                                   8335.000
McCormick & Co Inc Non-Vote    COM              579780206      374 8895.000 SH       SOLE                                   8895.000
Mellon Bank Corp               COM              585509102      231 5145.000 SH       SOLE                                   5145.000
Merck & Co Inc                 COM              589331107     2124 33233.197SH       SOLE                                  33233.197
Mercury Interactive Corp       COM              589405109      206 3433.000 SH       SOLE                                   3433.000
Merrill Lynch Company Inc      COM              590188108     1927 32524.943SH       SOLE                                  32524.943
Microsoft Corp                 COM              594918104     2923 40042.000SH       SOLE                                  40042.000
Minnesota Mng & Mfg Co         COM              604059105      220 1927.000 SH       SOLE                                   1927.000
Morgan Stanley Dean Witter     COM              617446448      290 4512.000 SH       SOLE                                   4512.000
Nestle S A Spons Adr           COM              641069406     2809 52867.000SH       SOLE                                  52867.000
Nokia Corp Adr                 COM              654902204     1703 77260.533SH       SOLE                                  77260.533
Oracle Corp                    COM              68389X105     1891 99515.000SH       SOLE                                  99515.000
Oxford Health Plans            COM              691471106      369 12917.000SH       SOLE                                  12917.000
Paychex Inc                    COM              704326107      220 5510.000 SH       SOLE                                   5510.000
Pfizer Inc                     COM              717081103     4421 110374.883SH      SOLE                                 110374.883
Platforms Wireless             COM              72765a101        2 16900.000SH       SOLE                                  16900.000
Ppg Industries                 COM              693506107      210 4003.000 SH       SOLE                                   4003.000
Procter & Gamble               COM              742718109     2336 36607.890SH       SOLE                                  36607.890
Progress Software              COM              743312100      300 18525.000SH       SOLE                                  18525.000
Regions Financial Corp         COM              758940100      262 8200.000 SH       SOLE                                   8200.000
Repsol Sa Ads                  COM              76026T205      182 10905.000SH       SOLE                                  10905.000
Rio Tinto Plc Spons Adr        COM              767204100      208 2860.000 SH       SOLE                                   2860.000
Russell 2000 iShares           COM              464287655      444 4355.000 SH       SOLE                                   4355.000
S & P Mid Cap 400 Dep Rcpts    COM              595635103      655 6872.000 SH       SOLE                                   6872.000
S&P Dep Rec Unit Ser 1         COM              78462F103      377 3073.883 SH       SOLE                                   3073.883
Sabre Grp Hldgs                COM              785905100      475 9497.000 SH       SOLE                                   9497.000
Siemens AG - Unsponsored ADR   COM              826197402     2293 37053.001SH       SOLE                                  37053.001
Sony Corp Adr                  COM              835699307     1988 30219.290SH       SOLE                                  30219.290
Southwest Airlines Co          COM              844741108      358 19337.005SH       SOLE                                  19337.005
Sungard Data Sys Inc           COM              867363103      416 13859.000SH       SOLE                                  13859.000
Synopsys Inc                   COM              871607107      329 6807.000 SH       SOLE                                   6807.000
T Rowe Price Group             COM              74144T108      290 7745.000 SH       SOLE                                   7745.000
Tiffany & Co                   COM              886547108      323 8915.000 SH       SOLE                                   8915.000
Varco International            COM              922126107      318 17074.001SH       SOLE                                  17074.001
Verizon Communications         COM              92343v104      204 3816.000 SH       SOLE                                   3816.000
Visx Intl                      COM              92844s105      228 11766.000SH       SOLE                                  11766.000
Vitesse Semicondutor           COM              928497106      289 13720.000SH       SOLE                                  13720.000
Vivendi Universal              COM              92851S204     1984 34200.000SH       SOLE                                  34200.000
Vodafone Grp Plc Adr           COM              92857T107     1692 75709.631SH       SOLE                                  75709.631
Wal-Mart Stores                COM              931142103     2812 57631.954SH       SOLE                                  57631.954
Worldcom Inc                   COM              98157d106     1882 132529.000SH      SOLE                                 132529.000
XL Capital Ltd                 COM              G3242A102      245 2985.000 SH       SOLE                                   2985.000